Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities	12 Months Ended
Dec. 31, 2018
Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities
Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities

The notes included in this section focus on related party transactions, Auditors’ remuneration and Directors’ remuneration. Related parties include any subsidiaries, associates, joint ventures and Key Management Personnel.

41 Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities

Accounting for non-current assets held for sale and associated liabilities

The Barclays Group applies IFRS 5 Non-current Assets Held for Sale and Discontinued Operations.

Non-current assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction rather than continuing use. In order to be classified as held for sale, the asset must be available for immediate sale in its present condition subject only to terms that are usual and customary and the sale must be highly probable. Non-current assets (or disposal groups) held for sale are measured at the lower of carrying amount and fair value less cost to sell.

A component of the Barclays Group that has either been disposed of or is classified as held for sale is presented as a discontinued operation if it represents a separate major line of business or geographical area of operations, is part of a single coordinated plan to dispose of the separate major line or geographical area of operations, or if it is a subsidiary acquired exclusively with a view to re-sale.

Assets included in disposal groups classified as held for sale
	2018	2017
	£m	£m
Financial assets at fair value through the income statement	-	3
Loans and advances at amortised cost	-	1,164
Property, plant and equipment	-	26
Total assets included in disposal groups classified as held for sale	-	1,193

Discontinued operation

Following the reduction of the Barclays Group’s interest in BAGL in 2017, the Barclays Group’s remaining holding of 14.9%, as at 31 December 2018 is reported as a financial asset at fair value through other comprehensive income in the Head Office division, with the Barclays Group’s share of BAGL’s dividend recognised in the Head Office income statement.

Prior to the disposal of shares on 1 June 2017, BAGL met the requirements for presentation as a discontinued operation. As such, the results, which have been presented as the profit after tax and non-controlling interest in respect of the discontinued operation on the face of the Barclays Group’s income statement, are analysed in the income statement below. The income statement, statement of other comprehensive income and cash flow statement below represent five months of results as a discontinued operation to 31 May 2017, compared to the full year ended 31 December 2016.

Barclays Africa disposal group income statement
	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Net interest income	-	1,024	2,169
Net fee and commission income	-	522	1,072
Net trading income	-	149	281
Net investment income	-	30	45
Other income	-	145	370
Total income	-	1,870	3,937
Net claims and benefits incurred on insurance contracts	-	(84)	(191)
Total income net of insurance claims	-	1,786	3,746
Credit impairment charges and other provisions	-	(177)	(445)
Net operating income	-	1,609	3,301
Staff costs	-	(586)	(1,186)
Administration and general expenses[a]	-	(1,634)	(1,224)
Operating expenses	-	(2,220)	(2,410)
Share of post-tax results of associates and joint ventures	-	5	6
(Loss)/profit before tax	-	(606)	897
Taxation	-	(154)	(306)
(Loss)/profit after tax[b]	-	(760)	591

Attributable to:
Equity holders of the parent	-	(900)	189
Non-controlling interests	-	140	402
(Loss)/profit after tax[b]	-	(760)	591

Notes

  Includes impairment of £nil (2017: £1,090m, 2016: £nil).
  Total loss in respect of the discontinued operation incurred in 2017, was £2,195m which included the £60m loss on sale and £1,375m loss on recycling of other comprehensive loss on reserves.

Other comprehensive income relating to discontinued operations is as follows:

	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Available for sale assets	-	(3)	(9)
Currency translation reserves	-	(38)	1,451
Cash flow hedge reserves	-	19	89
Other comprehensive (loss)/income, net of tax from discontinued operations	-	(22)	1,531

The cash flows attributed to the discontinued operation are as follows:

	2018	2017
For the year ended 31 December	£m	£m
Net cash flows from operating activities		540
Net cash flows from investing activities		(245)
Net cash flows from financing activities		(165)
Effect of exchange rates on cash and cash equivalents		(29)
Net increase in cash and cash equivalents	-	101